Commitments and Contingencies (Minimum Future Rental Payments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies [Abstract]
2014	$ 1,533
2015	873
2016	416
Thereafter
Total	2,822
Aggregate office rent expenses	$ 1,002	$ 979	$ 968